Fair value of financial instruments - Reconciliation Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of financial instruments
Financial liabilities at beginning of period	€ (8,896)
Adoption of IFRS 9			€ 4
Financial liabilities at end of period	(9,507)	€ (8,896)
At Fair Value-Liabilities | Level 3
Fair value of financial instruments
Financial liabilities at beginning of period	(659)
Financial liabilities balance restated		(707)
Net gains/(losses) in income statement	94	(35)
Deductions	2	1
Transfers into level 3	126
Other movements	(2)	12
Financial liabilities at end of period	€ (439)	€ (659)